Borrowings	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Borrowings

Note 21 Borrowings

	December 31, 2025			December 31, 2024
(in U.S. dollars)	Current	Non-Current	Total	Current	Non-Current	Total
Secured
Bank loans	$1,065,885	$30,833,234	$31,899,119	$1,033,578	$31,650,244	$32,683,822
Total secured borrowings	$1,065,885	$30,833,234	$31,899,119	$1,033,578	$31,650,244	$32,683,822

Unsecured
Convertible notes	$60,715,628	$—	$60,715,628	$30,360,575	$—	$30,360,575
Other loans	288,626	945,325	1,233,951	274,657	1,125,027	1,399,684
Total unsecured borrowings	61,004,254	945,325	61,949,579	30,635,232	1,125,027	31,760,259
Total borrowings	$62,070,139	$31,778,559	$93,848,698	$31,668,810	$32,775,271	$64,444,081

Secured Liabilities and Assets Pledged as Security

On December 1, 2017, the Company purchased freehold land and buildings at 177 Bluewater Road, Bedford Canada for C$1,225,195 and from where the consulting services business now operates. The Company entered into a loan facility of C$2,680,000 to purchase the land and buildings secured by a first mortgage over the property. At December 31, 2025, the facility had been fully drawn down. The total liability at December 31, 2025, is $1,597,725 (C$2,187,592). The facility is repayable in monthly installments ending September 15, 2044. The carrying amount of this asset at December 31, 2025 and December 31, 2024 was $2,144,237 and $2,145,772, respectively.

On May 28, 2021, the Company purchased commercial land and buildings in Nova Scotia, Canada for C$3,550,000 from which the hardware and cathode businesses operates. The Company entered into a loan facility to purchase the land and buildings. The total available under the facility is C $4,985,000 and it has been drawn down to C$4,923,000 as at December 31, 2024. The total liability at December 31, 2025 is $3,194,010 (C$4,373,212). The full facility is repayable in monthly installments, commencing December 2022 and ending in January 2048. The Company’s freehold land and buildings at 110 Simmonds Drive, Dartmouth, Canada are pledged as collateral against the bank loan. The carrying amount of this asset at December 31, 2025, and December 31, 2024 was $3,296,098 and $3,284,556, respectively.

On January 24, 2022, the Company entered into a loan facility to purchase equipment. The total amount available under the facility is C$500,000 and has been fully drawn down at December 31, 2025. The total liability at December 31, 2025 was $200,144 (C$274,036). The facility is repayable in monthly installments, commencing in December 2023 and ending in January 2034. Equipment being purchased with the loan funds are pledged as collateral against the loan.

On July 28, 2021, the Company purchased commercial land and buildings in Chattanooga, USA for $42.6 million to expand the NAM business. The Company entered into a loan facility with PNC Real Estate (the "Lender") for $30.1 million (the "PNC Loan") to purchase the land and buildings. The PNC loan has been fully drawn down at December 31, 2025. The total liability at December 31, 2025, is $26,907,020. The PNC Loan is repayable in monthly installments, which commenced in September 2021 and ending in August 2031. The land and buildings at 1029 West 19th Street, Chattanooga, USA have been pledged as security for the loan, with a carrying amount of $37,145,915 and $38,174,386 at December 31, 2025 and December 31, 2024, respectively. Lastly, the Company has pledged additional collateral with the Lender for capital expenditures, insurance, tax, and production.

Loan Covenants

The PNC loan imposes certain covenants to ensure that the following financial ratios are met:

•
net assets of $30.1 million to be maintained (exclusive of the land and buildings secured by this loan and minimum liquidity of $3.1 million)
•
a debt service coverage ratio of 1.2 to 1 is to be maintained.

During the year ended December 31, 2025, a subsidiary of the Company that is the primary holder of the PNC Loan was not compliant with the debt service coverage ratio due to the allocation of rent and related expenses from a related subsidiary of the Company that is also consolidated. The noncompliance with the debt service coverage ratio is being addressed by increasing the amount of rent paid to the subsidiary that holds the PNC Loan.

Compliance with Loan Covenants

The Company has complied with the financial covenants of its borrowing facilities during the years ended December 31, 2025 and 2024.

Other Loans

ACOA Loans

In December 2017, the Company entered into a contribution agreement with Atlantic Canada Opportunities Agency ("ACOA"), for C$500,000. At December 31, 2025, and 2024, respectively, C$500,000 of the facility has been drawn down. The funding was to assist with expanding the market to reach new customers through marketing and product improvements. The facility is repayable in monthly installments which commenced in September 2019 and ending in May 2027.

In October 2018, the Company entered into another contribution agreement with ACOA, for C$500,000. At December 31, 2025, and 2024, respectively, C$500,000 of the facility has been drawn down. The funding was to assist in establishing a battery cell manufacturing facility. The facility is repayable in monthly installments which commenced in January 2021 and ending in December 2026.

In July 2021, the Company entered into a further contribution agreement with ACOA, for C$250,000. At December 31, 2025, and 2024, respectively, the facility has been fully drawn down. The funding was to assist in expanding the BTS operations. The facility is repayable in monthly installments commencing in January 2024 and ending in December 2026.

In December 2021, the Company entered into a further contribution agreement with ACOA for C$1,000,000. At December 31, 2025, and 2024, respectively, it has been fully drawn down. The funding will be used to assist with purchasing equipment for the cathode pilot line and expansion of cell making capabilities. The facility is repayable in monthly installments commencing in January 2025 and ending in December 2036.

In March 2023, the Company entered into a further contribution agreement with ACOA for C$886,000. At December 31, 2025, and 2024, respectively, the facility has been fully drawn down. The funding will be used to assist with purchasing equipment for the cathode pilot line and expansion of cell making capabilities. The facility is repayable in monthly installments commencing in January 2025 and ending in December 2036.

Fair Value

For all borrowings, other than the ACOA loan noted at (ii) above, the fair values are not materially different to their carrying amounts, since the interest payable on those borrowings is either close to current market rates or the borrowings are of a short-term nature.

The ACOA loans are interest free. The initial fair value of the ACOA loans were determined using a market interest rate for equivalent borrowings at the issue date.